Investments: Unrealized Gain (Loss) on Investments (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net unrealized investment gains included in AOCI	$ 222	$ 269	$ 423
Debt Securities
Net unrealized investment gains included in AOCI	340	412	671
DeferredIncomeTaxesMember
Net unrealized investment gains included in AOCI	$ (118)	$ (143)	$ (248)